TAXATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended	36 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets valuation allowance	$ 3,350,000		$ 3,140,578	$ 3,140,578	$ 2,963,591	$ 3,093,005
Effective income tax rate	0.00%	0.00%
Operating loss carryforwards			13,100,000	13,100,000
Net operating loss carried forward			$ 2,826,537	2,826,537	$ 2,605,009
TAIWAN
Income tax percentage			20.00%
Operating loss carryforwards			$ 9,826,694	$ 9,826,694
CHINA
Income tax percentage			25.00%
Income tax rate			15.00%	15.00%
Operating loss carryforwards			$ 3,316,255	$ 3,316,255
SAMOA
Operating loss carryforwards			$ 282	$ 282